Expenses by category (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cost of goods sold

	12/31/2025	12/31/2024
Direct Industrial processing and mine cost	(55,428)	(75,026)
Transportation	(17,756)	(16,923)
Royalties (1)	(3,692)	(5,313)
Other (2)	(6,430)	(8,775)
Depletion / Depreciation	(8,284)	(13,681)
Total cost of goods sold	(91,590)	(119,718)
(1)	Applicable Royalties:
i.)	2.0% ‘Compensação Financeira pela Exploração de Recursos Minerais’ (CFEM), a royalty on mineral production levied by the Brazilian government, payable on the price of minerals extracted from the Lithium Properties.
ii.)	A royalty (currently held by LRC LP I, an unrelated party) of 1% of Net Revenues from sales of minerals extracted from the Lithium Properties.
iii.)	Brazilian law requires paying landowner’s royalties equal to 50% of the Financial Compensation for the Exploration of Mineral Resources (CFEM).
(2)	Starting in 2025, the Company began allocating stock-based compensation for certain operational personnel directly to operating costs, totaling $174, in alignment with revised internal cost attribution practices.

Schedule of sales, general and administrative expenses

	12/31/2025	12/31/2024
Salaries and benefits	(9,496)	(9,701)
Legal	(4,270)	(3,023)
Public company expenses	(2,813)	(4,093)
Other	(1,507)	(4,317)
Depletion / Depreciation	(96)	(80)
Total sales, general and administrative expenses	(18,182)	(21,214)